As filed with the U.S. Securities and Exchange Commission
on March 20, 2014
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 137 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 140 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
623 Fifth Avenue, 15th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama
Global X Management Company LLC
623 Fifth Avenue, 15th Floor
New York, NY 10022
(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.
Law Offices of DT Chisolm, P.C.
11524 C Providence Road, Suite 236
Charlotte, NC 28277

It is proposed that this filing will become effective (check appropriate box)
☑immediately upon filing pursuant to paragraph (b)
❑ on (date) pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
❑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X FTSE Nordic Region ETF	Global X Nigeria Index ETF
Global X FTSE Argentina 20 ETF	Global X FTSE Bangladesh Index ETF
Global X FTSE Colombia 20 ETF	Global X FTSE Sri Lanka Index ETF
Global X China Consumer ETF	Global X Kazakhstan Index ETF
Global X FTSE Norway 30 ETF	Global X FTSE Frontier Markets ETF
Global X Pakistan KSE-30 ETF	Global X Central America Index ETF
Global X FTSE United Arab Emirates 20 ETF	Global X Central and Northern Europe ETF
Global X China Energy ETF	Global X Southern Europe ETF
Global X China Financials ETF	Global X Eastern Europe ETF
Global X China Industrials ETF	Global X FTSE Ukraine Index ETF
Global X China Materials ETF	Global X Central Asia & Mongolia Index ETF
Global X NASDAQ China Technology ETF	Global X Sub-Saharan Africa Index ETF
Global X Emerging Africa ETF	Global X S&P Pan Arab Index ETF
Global X Copper Miners ETF	Global X FTSE Greece 20 ETF
Global X Pure Gold Miners ETF	Global X Hungary Index ETF
Global X Silver Miners ETF	Global X Luxembourg ETF
Global X Brazil Consumer ETF	Global X FTSE Morocco 20 Index ETF
Global X Brazil Financials ETF	Global X Czech Republic Index ETF
Global X Brazil Industrials ETF	Global X Slovakia Index ETF
Global X Brazil Materials ETF	Global X Qatar ETF
Global X Brazil Utilities ETF	Global X Social Media Index ETF
Global X Brazil Mid Cap ETF	Global X FTSE Toll Roads & Ports ETF
Global X China Mid Cap ETF	Global X FTSE Railroads ETF
Global X Lithium ETF	Global X Land ETF
Global X Uranium ETF	Global X Cement ETF
Global X Gold Explorers ETF	Global X Advanced Materials ETF
Global X FTSE Andean 40 ETF	Global X Permanent ETF
Global X FTSE ASEAN 40 ETF	Global X SuperIncome ETF
Global X Junior Miners ETF	Global X SuperIncome Preferred ETF
Global X Next Emerging & Frontier ETF	Global X SuperIncome REIT ETF
Global X Fertilizers/Potash ETF	Global X Risk Parity ETF
Global X Rare Earths ETF	Global X Guru Activist Index ETF
Global X Strategic Metals ETF	Global X Guru Index ETF
Global X SuperDividend ETF	Global X Guru Value Index ETF
Global X Canada Preferred ETF	Global X SuperDividend U.S. ETF
Global X FTSE Portugal 20 ETF	Global X Guru Small Cap Index ETF
Global X Kuwait ETF	Global X Guru International Index ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 137 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 20th day of March, 2014.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	March 20, 2014
Bruno del Ama
/s/ Jose C. Gonzalez	Chief Operating Officer, Treasurer (Principal Financial Officer) and Principal Accounting Officer	March 20, 2014
Jose C. Gonzalez

*
Sanjay Ram Bharwani	Trustee	March 20, 2014

*
Scott R. Chichester	Trustee	March 20, 2014

*
Kartik Kiran Shah	Trustee	March 20, 2014

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

Index No.    Description of Exhibit

EX-101.INS     XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase